UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               AMENDED FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   --------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                               DECEMBER 31, 2004
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[PHOTO OMITTED]


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              ANNUAL REPORT AND SHAREHOLDER LETTER | INTERNATIONAL
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                       TEMPLETON                      Eligible shareholders can
               DEVELOPING MARKETS TRUST               sign up for eDelivery at
                                                      franklintempleton.com. See
                                                      inside for details.
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                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the annual report

Contents


SHAREHOLDER LETTER ...........................................       1


ANNUAL REPORT

Templeton Developing Markets Trust............................       3

Performance Summary...........................................       7

Your Fund's Expenses..........................................      12

Financial Highlights and
Statement of Investments......................................      14

Financial Statements..........................................      24

Notes to Financial Statements.................................      28

Report of Independent Registered
Public Accounting Firm........................................      39

Tax Designation...............................................      40

Board Members and Officers....................................      47

Shareholder Information.......................................      54


--------------------------------------------------------------------------------



Templeton Developing Markets Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of developing market countries.


--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


This annual report for Templeton Developing Markets Trust covers the year ended December 31, 2004.


PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +25.45% cumulative total return for the year ended December 31, 2004. The Fund underperformed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned 25.95% and 28.11% during the same period.1 Please note that the index performance numbers are purely for reference and that we do not attempt to track the index, but rather undertake investments on the basis of meticulous fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.


ECONOMIC AND MARKET OVERVIEW

Economically, 2004 was another positive year for emerging markets. Most Latin American economies recorded strong economic growth. In Eastern Europe, new member countries began seeing positive developments in the form of higher investment inflows as a result of European Union (EU) accession.

On December 26, the largest earthquake in 40 years struck in the Indian Ocean, just north of Sumatra. The earthquake created monster tidal waves, also known



1. Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFCI Composite Index measures the total return of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3
as tsunamis, that devastated coastal areas of Indonesia, Sri Lanka, Thailand, India and the Maldives. The remoteness of some of these areas complicated aid relief to the victims. While the tsunamis took a terrible toll on the people in the region, analysts estimated that their economic impact was quite minimal.

Emerging markets stocks generally performed well during the year under review. The MSCI EM Index gained 25.95% in U.S. dollar terms as strong share prices and a sliding U.S. dollar boosted performance in the fourth quarter.1 Latin America and Eastern Europe outperformed their emerging market counterparts as both regions continued to attract greater investor interest. In particular, local stock markets of new EU members such as Poland, the Czech Republic, Hungary and Slovakia reached all-time highs. Turkey also recorded strong gains as investors reacted favorably toward the EU's approval to begin formal accession talks for October 2005 and the Turkish government's new US$10 billion standby agreement with the International Monetary Fund (IMF).2 However, the Russian market under-performed as foreign investors remained cautious due to the Russian government's actions against YUKOS and new tax claims on Vimpelcom.

Despite recording double-digit gains, Asian stock markets did not perform as well as those in other emerging markets regions as rising interest rates in the U.S., high commodity prices and concerns over China's overheating economy continued to affect investor sentiment. In Africa, the South African market benefited from a strengthening rand, which greatly enhanced that market's performance in U.S. dollars.


INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. Before we make a purchase, we generally look at a company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider a company's position in its sector, economic framework and political environment.




GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 12/31/04

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

Asia                                          56.8%
Europe                                        19.9%
Latin America                                 11.6%
Middle East & Africa                          11.1%
Short-Term Investments & Other Net Assets      0.6%


2. Source: The Economist Intelligence Unit Ltd., "Turkey Economy: Plumper," 12/20/04.




4 |  Annual Report

MANAGER'S DISCUSSION

In terms of performance, the Fund derived positive results from its underweighted position, relative to the MSCI EM Index, in Russia as well as overweighted positions in Austria and Singapore. The Fund's decision not to hold YUKOS in Russia helped performance as that company's stock price continued to tumble mainly due to concerns about the Russian government's treatment of its assets. In Austria, the strongest contributors to Fund performance were OMV and Bank Austria Creditanstalt stocks. Both companies were well positioned to benefit from their large exposure to fast-growing central and Eastern European economies. However, the Fund's underweighted positions relative to the index in Brazil, Mexico and South Africa negatively affected relative performance. All three markets recorded strong U.S. dollar performances in 2004, resulting in increasingly expensive valuations.

With regard to sectors, the energy sector, whose Fund weighting was about on par with that of the index, performed well.3 Our overweighted positions in MOL, OMV and SK Corp. drove the Fund's relative energy sector performance. Our overweighted positions in the consumer staples and diversified financial services sectors also reaped significant benefits.4 For example, SABMiller, Remgro and Ambev stocks contributed the most to relative performance. The Fund's underweighted position in commercial banks and overweighted exposure to telecommunication services hampered relative performance during the year. 5

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2004, the U.S. dollar declined in value relative to most non-U.S. currencies. At the end of the period, the Fund's portfolio was invested predominantly in securities with non-U.S. currency exposure, which resulted in a positive effect on Fund performance. However, one cannot expect the same result in future periods.

In Asia, the Fund's largest purchases were in South Korean and Taiwanese securities as the Fund increased its exposure to the semiconductors and semi



TOP 10 COUNTRIES
12/31/04
--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  South Korea                   17.6%
--------------------------------------
  Taiwan                        12.6%
--------------------------------------
  South Africa                  11.1%
--------------------------------------
  China                          9.5%
--------------------------------------
  Brazil                         7.8%
--------------------------------------
  Singapore                      7.0%
--------------------------------------
  Mexico                         3.5%
--------------------------------------
  Hungary                        3.4%
--------------------------------------
  Turkey                         3.2%
--------------------------------------
  India                          3.2%
--------------------------------------




3. The energy sector comprises energy equipment and services, and oil and gas in the SOI.

4. The consumer staples sector comprises food and staples retailing, beverages, food products, tobacco, household products, and personal products in the SOI.

5. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

                                                               Annual Report | 5

TOP 10 EQUITY HOLDINGS
12/31/04

------------------------------------------------------------
  COMPANY                                       % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                      NET ASSETS
------------------------------------------------------------
  Samsung Electronics Co. Ltd.                        4.0%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
------------------------------------------------------------
  SABMiller PLC                                       2.7%
   BEVERAGES, SOUTH AFRICA
------------------------------------------------------------
  Anglo American PLC                                  2.6%
   METALS & MINING, SOUTH AFRICA
------------------------------------------------------------
  China Mobile (Hong Kong) Ltd.                       2.4%
   WIRELESS TELECOMMUNICATION
   SERVICES, CHINA
------------------------------------------------------------
  Remgro Ltd.                                         2.3%
   DIVERSIFIED FINANCIAL SERVICES,
   SOUTH AFRICA
------------------------------------------------------------
  Kimberly Clark de Mexico SA de CV, A                2.3%
   HOUSEHOLD PRODUCTS, MEXICO
------------------------------------------------------------
  Cia de Bebidas das Americas (Ambev),
  ADR, pfd.                                           2.0%
   BEVERAGES, BRAZIL
------------------------------------------------------------
  Inbev                                               2.0%
   BEVERAGES, BELGIUM
------------------------------------------------------------
  MOL Magyar Olaj-Es Gazipari RT                      1.9%
   OIL & GAS, HUNGARY
------------------------------------------------------------
  Taiwan Cellular Corp.                               1.9%
   WIRELESS TELECOMMUNICATION
   SERVICES, TAIWAN
------------------------------------------------------------



conductor equipment sector. Key purchases of stock included Samsung Electronics, one of the world's largest electronics manufacturers, and Taiwan Semiconductor Manufacturing, a leading global integrated circuit producer. Additional purchases included shares of Daewoo Shipbuilding & Marine, a major player in the global shipbuilding industry, and MediaTek, Taiwan's biggest integrated circuit design company. We reduced our Indonesian position due to strong performance in 2004 as some stocks reached our sell targets.

The Fund invested in several western European-listed companies with significant business exposure and growth opportunities in emerging markets. They include Oriflame Cosmetics, a cosmetic company with sales operations in over 50 countries as well as market leadership in more than 30 of them; Inbev, the product of a merger between Interbrew and Ambev; and HSBC Holdings, one of the world's largest banking and financial services organizations.

We reduced our Latin American exposure during the reporting period as the Fund undertook selective sales of stock in Brazil, Mexico and Argentina, and sold its only holding in Peru. The Fund realized gains through significant sales of shares such as Grupo Carso and Tenaris. Benefiting from a strengthening rand and high commodity prices in 2004, the Fund locked in strong U.S. dollar returns through sales of Anglo American, Sasol and BHP Billiton.

The Fund's definition of "developing markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton Funds. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.



[PHOTO OF MARK MOBIUS]

/S/Mark Mobius

Mark Mobius
President and Chief Executive Officer -
Investment Management
Templeton Developing Markets Trust




THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



6 |  Annual Report

Performance Summary as of 12/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          12/31/04         12/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.58            $18.53           $14.95
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2558
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          12/31/04         12/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.50            $18.24           $14.74
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1656
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          12/31/04         12/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.50            $18.22           $14.72
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1540
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE          12/31/04         12/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.54            $18.39           $14.85
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2550
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE          12/31/04         12/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.58            $18.51           $14.93
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3128
--------------------------------------------------------------------------------------------------




                                                               Annual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +25.45%         +25.45%           +72.12%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +18.27%          +3.41%            +4.96%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,827         $11,826           $16,221
-----------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          5-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +24.70%         +21.42%           +82.36%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +20.70%          +3.61%           +10.43%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $12,070         $11,942           $18,136
-----------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +24.72%         +21.48%           +64.16%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +23.72%          +3.97%            +5.26%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $12,372         $12,148           $16,416
-----------------------------------------------------------------------------------------------------
  CLASS R                                                                1-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                             +25.28%           +93.29%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                         +24.28%           +24.62%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $12,428           $19,329
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS4                                         1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +25.98%         +27.89%           +76.56%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +25.98%          +5.04%            +5.85%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $12,598         $12,789           $17,656
-----------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



8 |   Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    12/31/04
--------------------------------------
  1-Year                      +18.27%
--------------------------------------
  5-Year                       +3.41%
--------------------------------------
  10-Year                      +4.96%
--------------------------------------


CLASS A (1/1/95-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS:

This graph compares the performance of Templeton Developing Markets Trust - Class A as tracked by the growth in value of a $10,000 investment, to that of the S&P/IFCI Composite Index5 and MSCI Emerging Markets Index5 from 1/1/95 to 12/31/04.

                  Templeton Developing       S&P/IFC Composite       MSCI Emerging
                  Markets Trust              Index 5                 Markets Index 5
01/01/95           $9,424                    $10,000                $10,000
01/31/95           $8,890                     $8,665                 $8,936
02/28/95           $8,862                     $8,555                 $8,707
03/31/95           $8,961                     $8,530                 $8,762
04/30/95           $9,258                     $8,888                 $9,155
05/31/95           $9,576                     $9,224                 $9,642
06/30/95           $9,604                     $9,277                 $9,671
07/31/95          $10,013                     $9,572                 $9,888
08/31/95           $9,752                     $9,315                 $9,655
09/30/95           $9,738                     $9,244                 $9,609
10/31/95           $9,406                     $8,895                 $9,241
11/30/95           $9,300                     $8,851                 $9,077
12/31/95           $9,458                     $9,159                 $9,479
01/31/96          $10,381                     $9,939                $10,153
02/29/96          $10,334                     $9,708                 $9,992
03/31/96          $10,377                     $9,848                $10,069
04/30/96          $10,720                    $10,246                $10,472
05/31/96          $10,896                    $10,156                $10,425
06/30/96          $10,961                    $10,275                $10,490
07/31/96          $10,465                     $9,601                 $9,773
08/31/96          $10,677                     $9,898                $10,023
09/30/96          $10,903                    $10,044                $10,110
10/31/96          $10,939                     $9,828                 $9,841
11/30/96          $11,319                     $9,973                $10,006
12/31/96          $11,587                    $10,017                $10,051
01/31/97          $12,467                    $10,725                $10,736
02/28/97          $12,831                    $11,249                $11,196
03/31/97          $12,567                    $10,972                $10,902
04/30/97          $12,695                    $10,786                $10,921
05/31/97          $13,353                    $11,153                $11,234
06/30/97          $13,920                    $11,635                $11,835
07/31/97          $14,510                    $11,747                $12,012
08/31/97          $13,240                    $10,247                $10,483
09/30/97          $13,973                    $10,580                $10,774
10/31/97          $11,334                     $8,840                 $9,006
11/30/97          $10,586                     $8,421                 $8,677
12/31/97          $10,496                     $8,541                 $8,886
01/31/98           $9,571                     $7,979                 $8,189
02/28/98          $10,569                     $8,793                 $9,044
03/31/98          $11,058                     $9,138                 $9,437
04/30/98          $11,099                     $9,161                 $9,334
05/31/98           $9,594                     $8,018                 $8,055
06/30/98           $8,654                     $7,199                 $7,210
07/31/98           $8,711                     $7,486                 $7,438
08/31/98           $6,568                     $5,382                 $5,288
09/30/98           $6,879                     $5,641                 $5,623
10/31/98           $7,893                     $6,290                 $6,215
11/30/98           $8,760                     $6,763                 $6,732
12/31/98           $8,532                     $6,661                 $6,635
01/31/99           $8,051                     $6,500                 $6,528
02/28/99           $8,101                     $6,615                 $6,591
03/31/99           $9,277                     $7,387                 $7,460
04/30/99          $11,008                     $8,394                 $8,383
05/31/99          $10,768                     $8,244                 $8,334
06/30/99          $11,638                     $9,143                 $9,280
07/31/99          $11,108                     $9,012                 $9,028
08/31/99          $10,619                     $9,109                 $9,110
09/30/99          $10,221                     $8,856                 $8,801
10/31/99          $10,528                     $9,006                 $8,989
11/30/99          $11,282                     $9,816                 $9,795
12/31/99          $12,930                    $11,131                $11,041
01/31/00          $12,334                    $11,130                $11,106
02/29/00          $11,878                    $11,121                $11,253
03/31/00          $12,004                    $11,281                $11,308
04/30/00          $10,998                    $10,114                $10,236
05/31/00          $10,159                     $9,844                 $9,813
06/30/00          $10,907                    $10,126                $10,159
07/31/00          $10,474                     $9,638                 $9,636
08/31/00          $10,666                     $9,676                 $9,683
09/30/00           $9,602                     $8,811                 $8,838
10/31/00           $8,795                     $8,095                 $8,197
11/30/00           $8,330                     $7,382                 $7,480
12/31/00           $8,812                     $7,596                 $7,661
01/31/01           $9,835                     $8,572                 $8,716
02/28/01           $9,103                     $7,911                 $8,034
03/31/01           $8,251                     $7,229                 $7,244
04/30/01           $8,627                     $7,658                 $7,602
05/31/01           $8,944                     $7,890                 $7,693
06/30/01           $8,902                     $7,747                 $7,535
07/31/01           $8,351                     $7,217                 $7,059
08/31/01           $8,368                     $7,119                 $6,989
09/30/01           $7,292                     $6,016                 $5,908
10/31/01           $7,509                     $6,389                 $6,274
11/30/01           $7,968                     $7,137                 $6,929
12/31/01           $8,304                     $7,731                 $7,479
01/31/02           $8,749                     $8,007                 $7,733
02/28/02           $8,766                     $8,161                 $7,860
03/31/02           $9,254                     $8,730                 $8,333
04/30/02           $9,549                     $8,811                 $8,387
05/31/02           $9,507                     $8,659                 $8,253
06/30/02           $8,916                     $8,041                 $7,634
07/31/02           $8,427                     $7,532                 $7,053
08/31/02           $8,401                     $7,630                 $7,162
09/30/02           $7,768                     $6,782                 $6,389
10/31/02           $7,971                     $7,218                 $6,804
11/30/02           $8,604                     $7,718                 $7,272
12/31/02           $8,443                     $7,426                 $7,031
01/31/03           $8,308                     $7,433                 $7,000
02/28/03           $8,300                     $7,213                 $6,811
03/31/03           $8,005                     $6,948                 $6,618
04/30/03           $8,834                     $7,657                 $7,207
05/31/03           $9,364                     $8,190                 $7,725
06/30/03           $9,672                     $8,697                 $8,165
07/31/03          $10,073                     $9,165                 $8,676
08/31/03          $10,543                     $9,826                 $9,259
09/30/03          $10,851                     $9,933                 $9,326
10/31/03          $11,713                    $10,740                $10,120
11/30/03          $11,944                    $10,878                $10,244
12/31/03          $12,930                    $11,671                $10,987
01/31/04          $13,301                    $12,070                $11,377
02/29/04          $13,784                    $12,651                $11,902
03/31/04          $13,771                    $12,887                $12,055
04/30/04          $13,006                    $11,913                $11,070
05/31/04          $12,832                    $11,751                $10,852
06/30/04          $13,075                    $11,752                $10,901
07/31/04          $12,901                    $11,510                $10,708
08/31/04          $13,327                    $12,024                $11,157
09/30/04          $14,023                    $12,718                $11,801
10/31/04          $14,389                    $13,086                $12,084
11/30/04          $15,494                    $14,223                $13,203
12/31/04          $16,221                    $14,952                $13,839






AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS B                    12/31/04
--------------------------------------
  1-Year                      +20.70%
--------------------------------------
  5-Year                       +3.61%
--------------------------------------
  Since Inception (1/1/99)    +10.43%
--------------------------------------


CLASS B (1/1/99-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS:

This graph compares the performance of Templeton Developing Markets Trust - Class B as tracked by the growth in value of a $10,000 investment, to that of the S&P/IFCI Composite Index5 and MSCI Emerging Markets Index5 from 1/1/99 to 12/31/04.

              Templeton Developing      S&P/IFC Composite       MSCI Emerging
              Markets Trust             Index 5                 Markets Index 5
01/01/99      $10,000                   $10,000                 $10,000
01/31/99       $9,417                    $9,758                  $9,839
02/28/99       $9,476                    $9,931                  $9,934
03/31/99      $10,835                   $11,090                 $11,244
04/30/99      $12,854                   $12,602                 $12,635
05/31/99      $12,563                   $12,377                 $12,561
06/30/99      $13,573                   $13,725                 $13,987
07/31/99      $12,942                   $13,529                 $13,607
08/31/99      $12,369                   $13,675                 $13,731
09/30/99      $11,893                   $13,295                 $13,266
10/31/99      $12,233                   $13,521                 $13,548
11/30/99      $13,107                   $14,736                 $14,763
12/31/99      $15,019                   $16,711                 $16,641
01/31/00      $14,311                   $16,708                 $16,740
02/29/00      $13,777                   $16,695                 $16,961
03/31/00      $13,916                   $16,935                 $17,044
04/30/00      $12,739                   $15,183                 $15,428
05/31/00      $11,756                   $14,779                 $14,790
06/30/00      $12,622                   $15,201                 $15,311
07/31/00      $12,116                   $14,469                 $14,524
08/31/00      $12,330                   $14,527                 $14,595
09/30/00      $11,094                   $13,227                 $13,321
10/31/00      $10,160                   $12,153                 $12,355
11/30/00       $9,615                   $11,083                 $11,275
12/31/00      $10,160                   $11,404                 $11,547
01/31/01      $11,347                   $12,868                 $13,137
02/28/01      $10,481                   $11,877                 $12,108
03/31/01       $9,498                   $10,853                 $10,919
04/30/01       $9,926                   $11,496                 $11,459
05/31/01      $10,286                   $11,844                 $11,595
06/30/01      $10,228                   $11,630                 $11,357
07/31/01       $9,595                   $10,835                 $10,640
08/31/01       $9,605                   $10,688                 $10,535
09/30/01       $8,369                    $9,031                  $8,904
10/31/01       $8,613                    $9,591                  $9,457
11/30/01       $9,138                   $10,714                 $10,444
12/31/01       $9,518                   $11,606                 $11,273
01/31/02      $10,015                   $12,020                 $11,655
02/28/02      $10,034                   $12,251                 $11,847
03/31/02      $10,589                   $13,106                 $12,559
04/30/02      $10,922                   $13,227                 $12,641
05/31/02      $10,863                   $13,000                 $12,439
06/30/02      $10,188                   $12,072                 $11,506
07/31/02       $9,620                   $11,307                 $10,631
08/31/02       $9,591                   $11,454                 $10,795
09/30/02       $8,857                   $10,181                  $9,630
10/31/02       $9,082                   $10,835                 $10,255
11/30/02       $9,806                   $11,587                 $10,961
12/31/02       $9,611                   $11,149                 $10,597
01/31/03       $9,464                   $11,159                 $10,551
02/28/03       $9,444                   $10,828                 $10,266
03/31/03       $9,095                   $10,431                  $9,975
04/30/03      $10,030                   $11,495                 $10,863
05/31/03      $10,631                   $12,295                 $11,643
06/30/03      $10,975                   $13,056                 $12,307
07/31/03      $11,418                   $13,758                 $13,077
08/31/03      $11,950                   $14,751                 $13,955
09/30/03      $12,294                   $14,912                 $14,057
10/31/03      $13,269                   $16,123                 $15,254
11/30/03      $13,515                   $16,330                 $15,441
12/31/03      $14,624                   $17,521                 $16,560
01/31/04      $15,040                   $18,119                 $17,149
02/29/04      $15,575                   $18,993                 $17,940
03/31/04      $15,559                   $19,347                 $18,170
04/30/04      $14,680                   $17,884                 $16,685
05/31/04      $14,480                   $17,641                 $16,356
06/30/04      $14,750                   $17,642                 $16,431
07/31/04      $14,540                   $17,279                 $16,140
08/31/04      $15,010                   $18,051                 $16,816
09/30/04      $15,789                   $19,093                 $17,787
10/31/04      $16,188                   $19,645                 $18,213
11/30/04      $17,426                   $21,352                 $19,900
12/31/04      $18,136                   $22,447                 $20,858



                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                    12/31/04
--------------------------------------
  1-Year                      +23.72%
--------------------------------------
  5-Year                       +3.97%
--------------------------------------
  Since Inception (5/1/95)     +5.26%
--------------------------------------


CLASS C (5/1/95-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS:

This graph compares the performance of Templeton Developing Markets Trust - Class C as tracked by the growth in value of a $10,000 investment, to that of the S&P/IFCI Composite Index5 and MSCI Emerging Markets Index5 from 5/1/95 to 12/31/04.

                  Templeton Developing     S&P/IFC Composite        MSCI Emerging
                  Markets Trust            Index 5                  Markets Index 5
05/01/95          $10,000                  $10,000                  $10,000
05/31/95          $10,344                  $10,378                  $10,532
06/30/95          $10,366                  $10,438                  $10,563
07/31/95          $10,802                  $10,769                  $10,800
08/31/95          $10,511                  $10,480                  $10,546
09/30/95          $10,489                  $10,400                  $10,496
10/31/95          $10,115                  $10,008                  $10,094
11/30/95          $10,008                   $9,958                   $9,914
12/31/95          $10,170                  $10,304                  $10,354
01/31/96          $11,152                  $11,182                  $11,090
02/29/96          $11,092                  $10,923                  $10,913
03/31/96          $11,132                  $11,080                  $10,998
04/30/96          $11,494                  $11,528                  $11,438
05/31/96          $11,676                  $11,426                  $11,387
06/30/96          $11,739                  $11,560                  $11,458
07/31/96          $11,195                  $10,802                  $10,675
08/31/96          $11,423                  $11,136                  $10,948
09/30/96          $11,652                  $11,300                  $11,043
10/31/96          $11,692                  $11,057                  $10,749
11/30/96          $12,086                  $11,221                  $10,929
12/31/96          $12,366                  $11,270                  $10,978
01/31/97          $13,297                  $12,067                  $11,727
02/28/97          $13,672                  $12,656                  $12,229
03/31/97          $13,388                  $12,344                  $11,908
04/30/97          $13,510                  $12,135                  $11,929
05/31/97          $14,201                  $12,548                  $12,270
06/30/97          $14,795                  $13,090                  $12,927
07/31/97          $15,422                  $13,216                  $13,120
08/31/97          $14,055                  $11,529                  $11,451
09/30/97          $14,828                  $11,903                  $11,768
10/31/97          $12,020                   $9,946                   $9,837
11/30/97          $11,223                   $9,475                   $9,478
12/31/97          $11,116                   $9,609                   $9,706
01/31/98          $10,136                   $8,977                   $8,945
02/28/98          $11,186                   $9,893                   $9,879
03/31/98          $11,692                  $10,280                  $10,307
04/30/98          $11,727                  $10,306                  $10,195
05/31/98          $10,143                   $9,021                   $8,798
06/30/98           $9,145                   $8,099                   $7,875
07/31/98           $9,189                   $8,422                   $8,125
08/31/98           $6,923                   $6,055                   $5,776
09/30/98           $7,255                   $6,347                   $6,142
10/31/98           $8,323                   $7,076                   $6,789
11/30/98           $9,224                   $7,609                   $7,353
12/31/98           $8,982                   $7,494                   $7,247
01/31/99           $8,472                   $7,313                   $7,130
02/28/99           $8,516                   $7,443                   $7,199
03/31/99           $9,748                   $8,311                   $8,148
04/30/99          $11,569                   $9,444                   $9,156
05/31/99          $11,296                   $9,275                   $9,103
06/30/99          $12,211                  $10,286                  $10,136
07/31/99          $11,639                  $10,139                   $9,861
08/31/99          $11,120                  $10,249                   $9,950
09/30/99          $10,698                   $9,963                   $9,614
10/31/99          $11,015                  $10,133                   $9,818
11/30/99          $11,798                  $11,044                  $10,699
12/31/99          $13,513                  $12,524                  $12,059
01/31/00          $12,880                  $12,522                  $12,131
02/29/00          $12,396                  $12,512                  $12,291
03/31/00          $12,528                  $12,692                  $12,351
04/30/00          $11,463                  $11,379                  $11,180
05/31/00          $10,584                  $11,076                  $10,718
06/30/00          $11,358                  $11,392                  $11,096
07/31/00          $10,900                  $10,844                  $10,525
08/31/00          $11,103                  $10,887                  $10,577
09/30/00           $9,985                   $9,913                   $9,653
10/31/00           $9,141                   $9,108                   $8,953
11/30/00           $8,657                   $8,306                   $8,171
12/31/00           $9,141                   $8,546                   $8,368
01/31/01          $10,205                   $9,644                   $9,520
02/28/01           $9,440                   $8,901                   $8,775
03/31/01           $8,551                   $8,134                   $7,913
04/30/01           $8,938                   $8,615                   $8,304
05/31/01           $9,255                   $8,876                   $8,403
06/30/01           $9,211                   $8,716                   $8,230
07/31/01           $8,630                   $8,120                   $7,710
08/31/01           $8,648                   $8,010                   $7,634
09/30/01           $7,531                   $6,768                   $6,453
10/31/01           $7,751                   $7,188                   $6,853
11/30/01           $8,226                   $8,030                   $7,569
12/31/01           $8,561                   $8,698                   $8,169
01/31/02           $9,019                   $9,008                   $8,446
02/28/02           $9,028                   $9,182                   $8,585
03/31/02           $9,529                   $9,822                   $9,101
04/30/02           $9,830                   $9,913                   $9,160
05/31/02           $9,786                   $9,742                   $9,015
06/30/02           $9,167                   $9,047                   $8,338
07/31/02           $8,663                   $8,474                   $7,704
08/31/02           $8,628                   $8,584                   $7,823
09/30/02           $7,973                   $7,630                   $6,979
10/31/02           $8,177                   $8,120                   $7,432
11/30/02           $8,831                   $8,684                   $7,943
12/31/02           $8,645                   $8,355                   $7,679
01/31/03           $8,513                   $8,363                   $7,646
02/28/03           $8,495                   $8,115                   $7,439
03/31/03           $8,188                   $7,817                   $7,228
04/30/03           $9,031                   $8,615                   $7,872
05/31/03           $9,573                   $9,215                   $8,437
06/30/03           $9,884                   $9,785                   $8,918
07/31/03          $10,283                  $10,311                   $9,477
08/31/03          $10,754                  $11,055                  $10,113
09/30/03          $11,065                  $11,175                  $10,187
10/31/03          $11,935                  $12,083                  $11,054
11/30/03          $12,166                  $12,238                  $11,190
12/31/03          $13,163                  $13,131                  $12,001
01/31/04          $13,538                  $13,579                  $12,427
02/29/04          $14,020                  $14,234                  $13,000
03/31/04          $13,996                  $14,499                  $13,167
04/30/04          $13,213                  $13,403                  $12,091
05/31/04          $13,033                  $13,221                  $11,853
06/30/04          $13,276                  $13,221                  $11,907
07/31/04          $13,087                  $12,949                  $11,696
08/31/04          $13,510                  $13,528                  $12,186
09/30/04          $14,212                  $14,309                  $12,890
10/31/04          $14,572                  $14,723                  $13,199
11/30/04          $15,680                  $16,002                  $14,421
12/31/04          $16,416                  $16,822                  $15,115



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS R                    12/31/04
--------------------------------------
  1-Year                      +24.28%
--------------------------------------
  Since Inception (1/1/02)    +24.62%
--------------------------------------


CLASS R (1/1/02-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS:

This graph compares the performance of Templeton Developing Markets Trust - Class R as tracked by the growth in value of a $10,000 investment, to that of the S&P/IFCI Composite Index5 and MSCI Emerging Markets Index5 from 1/1/02 to 12/31/04.

                     Templeton Developing       S&P/IFC Composite        MSCI Emerging
                     Markets Trust              Index 5                  Markets Index 5
  1/1/2002           $10,000                    $10,000                  $10,000
 1/31/2002           $10,483                    $10,357                  $10,339
 2/28/2002           $10,503                    $10,557                  $10,509
 3/31/2002           $11,097                    $11,293                  $11,141
 4/30/2002           $11,441                    $11,397                  $11,213
 5/31/2002           $11,391                    $11,201                  $11,034
 6/30/2002           $10,683                    $10,402                  $10,207
 7/31/2002           $10,096                     $9,743                   $9,430
 8/31/2002           $10,066                     $9,869                   $9,576
 9/30/2002            $9,307                     $8,773                   $8,543
10/31/2002            $9,539                     $9,336                   $9,097
11/30/2002           $10,308                     $9,984                   $9,723
12/31/2002           $10,096                     $9,606                   $9,400
 1/31/2003            $9,945                     $9,615                   $9,359
 2/28/2003            $9,935                     $9,330                   $9,106
 3/31/2003            $9,563                     $8,988                   $8,848
 4/30/2003           $10,548                     $9,905                   $9,636
 5/31/2003           $11,184                    $10,594                  $10,328
 6/30/2003           $11,553                    $11,250                  $10,917
 7/31/2003           $12,026                    $11,855                  $11,600
 8/31/2003           $12,590                    $12,710                  $12,379
 9/30/2003           $12,949                    $12,849                  $12,470
10/31/2003           $13,974                    $13,892                  $13,531
11/30/2003           $14,251                    $14,071                  $13,697
12/31/2003           $15,429                    $15,097                  $14,690
 1/31/2004           $15,875                    $15,613                  $15,212
 2/29/2004           $16,445                    $16,365                  $15,914
 3/31/2004           $16,428                    $16,670                  $16,118
 4/30/2004           $15,508                    $15,410                  $14,800
 5/31/2004           $15,310                    $15,200                  $14,509
 6/30/2004           $15,592                    $15,201                  $14,575
 7/31/2004           $15,383                    $14,888                  $14,317
 8/31/2004           $15,884                    $15,554                  $14,917
 9/30/2004           $15,429                    $16,452                  $15,778
10/31/2004           $15,824                    $16,928                  $16,156
11/30/2004           $17,039                    $18,398                  $17,653
12/31/2004           $19,329                    $19,341                  $18,502







10 |   Annual Report

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 4            12/31/04
--------------------------------------
  1-Year                      +25.98%
--------------------------------------
  5-Year                       +5.04%
--------------------------------------
  10-Year                      +5.85%
--------------------------------------



ADVISOR CLASS (1/1/95-12/31/04) 4

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS:

This graph compares the performance of Templeton Developing Markets Trust - Advisor Class as tracked by the growth in value of a $10,000 investment, to that of the S&P/IFCI Composite Index5 and MSCI Emerging Markets Index5 from 1/1/95 to 12/31/04.

                      Templeton Developing      S&P/IFC Composite         MSCI Emerging
                      Markets Trust             Index 5                   Markets Index 5
01/01/95              $10,000                   $10,000                   $10,000
01/31/95               $9,434                    $8,665                    $8,936
02/28/95               $9,404                    $8,555                    $8,707
03/31/95               $9,509                    $8,530                    $8,762
04/30/95               $9,823                    $8,888                    $9,155
05/31/95              $10,161                    $9,224                    $9,642
06/30/95              $10,191                    $9,277                    $9,671
07/31/95              $10,625                    $9,572                    $9,888
08/31/95              $10,348                    $9,315                    $9,655
09/30/95              $10,333                    $9,244                    $9,609
10/31/95               $9,981                    $8,895                    $9,241
11/30/95               $9,868                    $8,851                    $9,077
12/31/95              $10,036                    $9,159                    $9,479
01/31/96              $11,016                    $9,939                   $10,153
02/29/96              $10,965                    $9,708                    $9,992
03/31/96              $11,011                    $9,848                   $10,069
04/30/96              $11,375                   $10,246                   $10,472
05/31/96              $11,561                   $10,156                   $10,425
06/30/96              $11,631                   $10,275                   $10,490
07/31/96              $11,104                    $9,601                    $9,773
08/31/96              $11,329                    $9,898                   $10,023
09/30/96              $11,569                   $10,044                   $10,110
10/31/96              $11,608                    $9,828                    $9,841
11/30/96              $12,010                    $9,973                   $10,006
12/31/96              $12,295                   $10,017                   $10,051
01/31/97              $10,070                   $10,725                   $10,736
02/28/97              $10,024                   $11,249                   $11,196
03/31/97              $10,066                   $10,972                   $10,902
04/30/97              $10,399                   $10,786                   $10,921
05/31/97              $10,569                   $11,153                   $11,234
06/30/97              $10,633                   $11,635                   $11,835
07/31/97              $10,151                   $11,747                   $12,012
08/31/97              $10,357                   $10,247                   $10,483
09/30/97              $10,576                   $10,580                   $10,774
10/31/97              $10,612                    $8,840                    $9,006
11/30/97              $10,980                    $8,421                    $8,677
12/31/97              $11,240                    $8,541                    $8,886
01/31/98              $10,249                    $7,979                    $8,189
02/28/98              $11,319                    $8,793                    $9,044
03/31/98              $11,851                    $9,138                    $9,437
04/30/98              $11,886                    $9,161                    $9,334
05/31/98              $10,283                    $8,018                    $8,055
06/30/98               $9,274                    $7,199                    $7,210
07/31/98               $9,335                    $7,486                    $7,438
08/31/98               $7,039                    $5,382                    $5,288
09/30/98               $7,381                    $5,641                    $5,623
10/31/98               $8,477                    $6,290                    $6,215
11/30/98               $9,406                    $6,763                    $6,732
12/31/98               $9,164                    $6,661                    $6,635
01/31/99               $8,647                    $6,500                    $6,528
02/28/99               $8,700                    $6,615                    $6,591
03/31/99               $9,967                    $7,387                    $7,460
04/30/99              $11,830                    $8,394                    $8,383
05/31/99              $11,580                    $8,244                    $8,334
06/30/99              $12,516                    $9,143                    $9,280
07/31/99              $11,946                    $9,012                    $9,028
08/31/99              $11,419                    $9,109                    $9,110
09/30/99              $11,000                    $8,856                    $8,801
10/31/99              $11,322                    $9,006                    $8,989
11/30/99              $12,142                    $9,816                    $9,795
12/31/99              $13,925                   $11,131                   $11,041
01/31/00              $13,282                   $11,130                   $11,106
02/29/00              $12,792                   $11,121                   $11,253
03/31/00              $12,934                   $11,281                   $11,308
04/30/00              $11,849                   $10,114                   $10,236
05/31/00              $10,951                    $9,844                    $9,813
06/30/00              $11,758                   $10,126                   $10,159
07/31/00              $11,301                    $9,638                    $9,636
08/31/00              $11,517                    $9,676                    $9,683
09/30/00              $10,359                    $8,811                    $8,838
10/31/00               $9,499                    $8,095                    $8,197
11/30/00               $8,996                    $7,382                    $7,480
12/31/00               $9,516                    $7,596                    $7,661
01/31/01              $10,634                    $8,572                    $8,716
02/28/01               $9,831                    $7,911                    $8,034
03/31/01               $8,917                    $7,229                    $7,244
04/30/01               $9,332                    $7,658                    $7,602
05/31/01               $9,676                    $7,890                    $7,693
06/30/01               $9,631                    $7,747                    $7,535
07/31/01               $9,034                    $7,217                    $7,059
08/31/01               $9,053                    $7,119                    $6,989
09/30/01               $7,895                    $6,016                    $5,908
10/31/01               $8,130                    $6,389                    $6,274
11/30/01               $8,636                    $7,137                    $6,929
12/31/01               $8,998                    $7,731                    $7,479
01/31/02               $9,482                    $8,007                    $7,733
02/28/02               $9,502                    $8,161                    $7,860
03/31/02              $10,041                    $8,730                    $8,333
04/30/02              $10,362                    $8,811                    $8,387
05/31/02              $10,317                    $8,659                    $8,253
06/30/02               $9,683                    $8,041                    $7,634
07/31/02               $9,150                    $7,532                    $7,053
08/31/02               $9,131                    $7,630                    $7,162
09/30/02               $8,443                    $6,782                    $6,389
10/31/02               $8,672                    $7,218                    $6,804
11/30/02               $9,380                    $7,718                    $7,272
12/31/02               $9,196                    $7,426                    $7,031
01/31/03               $9,058                    $7,433                    $7,000
02/28/03               $9,049                    $7,213                    $6,811
03/31/03               $8,726                    $6,948                    $6,618
04/30/03               $9,632                    $7,657                    $7,207
05/31/03              $10,220                    $8,190                    $7,725
06/30/03              $10,566                    $8,697                    $8,165
07/31/03              $10,995                    $9,165                    $8,676
08/31/03              $11,518                    $9,826                    $9,259
09/30/03              $11,854                    $9,933                    $9,326
10/31/03              $12,805                   $10,740                   $10,120
11/30/03              $13,058                   $10,878                   $10,244
12/31/03              $14,136                   $11,671                   $10,987
01/31/04              $14,552                   $12,070                   $11,377
02/29/04              $15,080                   $12,651                   $11,902
03/31/04              $15,076                   $12,887                   $12,055
04/30/04              $14,238                   $11,913                   $11,070
05/31/04              $14,057                   $11,751                   $10,852
06/30/04              $14,323                   $11,752                   $10,901
07/31/04              $14,142                   $11,510                   $10,708
08/31/04              $14,609                   $12,024                   $11,157
09/30/04              $15,381                   $12,718                   $11,801
10/31/04              $15,781                   $13,086                   $12,084
11/30/04              $17,001                   $14,223                   $13,203
12/31/04              $17,656                   $14,952                   $13,839





ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +43.61% and +4.63%.

5. Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index measures the total return of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


                                                              Annual Report | 11

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.






12 |  Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 6/30/04     VALUE 12/31/04  PERIOD* 6/30/04-12/31/04
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,240.60               $11.21
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,015.13               $10.08
------------------------------------------------------------------------------------------------------
  CLASS B
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,236.30               $14.84
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,011.86               $13.35
------------------------------------------------------------------------------------------------------
  CLASS C
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,236.50               $14.90
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,011.81               $13.40
------------------------------------------------------------------------------------------------------
  CLASS R
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,239.70               $12.10
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,014.33               $10.89
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,243.30                $9.25
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,016.89                $8.31
------------------------------------------------------------------------------------------------------


*Expenses are equal to the annualized expense ratio for each class (A: 1.99%; B:
2.64%; C: 2.65%; R: 2.15%; and Advisor: 1.64%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                              Annual Report | 13

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS

                                                                ---------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
CLASS A                                                            2004         2003          2002         2001          2000
                                                                ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................            $14.95       $10.00         $9.88       $10.59        $15.61
                                                                ---------------------------------------------------------------

Income from investment operations:

 Net investment income a ............................               .18          .22           .10          .11           .07

 Net realized and unrealized gains (losses) .........              3.66         4.98           .07         (.72)        (5.03)
                                                                ---------------------------------------------------------------
Total from investment operations ....................              3.84         5.20           .17         (.61)        (4.96)
                                                                ---------------------------------------------------------------
Less distributions from net investment income .......              (.26)        (.25)         (.05)        (.10)         (.06)
                                                                ---------------------------------------------------------------
Redemption fees .....................................                --c          --c           --           --            --
                                                                ---------------------------------------------------------------
Net asset value, end of year ........................            $18.53       $14.95        $10.00        $9.88        $10.59
                                                                ---------------------------------------------------------------

Total return b ......................................            25.45%       53.14%         1.68%      (5.76)%      (31.85)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................        $2,305,376   $1,873,277    $1,168,340   $1,221,011    $1,507,936

Ratios to average net assets:

 Expenses ...........................................             2.03%        2.17%         2.24%        2.21%         2.09%

 Net investment income  .............................             1.12%        1.85%          .96%        1.07%          .56%

Portfolio turnover rate .............................            58.74%       48.60%        49.05%       61.45%        69.37%




a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.




14 | See notes to financial statements. | Annual Report

Templeton Developing Markets Trust

                                                                    -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS B                                                                  2004         2003       2002        2001        2000
                                                                    -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $14.74        $9.82      $9.77      $10.44      $15.47
                                                                    -----------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..............................            .06          .13        .03         .04        (.02)

 Net realized and unrealized gains (losses) ..................           3.61         4.93        .07        (.70)      (4.98)
                                                                    -----------------------------------------------------------
Total from investment operations .............................           3.67         5.06        .10        (.66)      (5.00)
                                                                    -----------------------------------------------------------
Less distributions from net investment income ................           (.17)        (.14)      (.05)       (.01)       (.03)
                                                                    -----------------------------------------------------------
Redemption fees ..............................................             --c          --c        --          --          --
                                                                    -----------------------------------------------------------
Net asset value, end of year .................................         $18.24       $14.74      $9.82       $9.77      $10.44
                                                                    -----------------------------------------------------------

Total return b ...............................................         24.70%       52.17%       .98%     (6.32)%    (32.36)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................        $36,992      $26,062    $12,377     $11,027     $11,508

Ratios to average net assets:

 Expenses ....................................................          2.68%        2.82%      2.88%       2.86%       2.77%

 Net investment income (loss) ................................           .47%        1.20%       .32%        .42%      (.13)%

Portfolio turnover rate ......................................         58.74%       48.60%     49.05%      61.45%      69.37%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.




                         Annual Report | See notes to financial statements. | 15

Templeton Developing Markets Trust

                                                                    -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS C                                                                  2004         2003       2002        2001        2000
                                                                    -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $14.72        $9.79      $9.73      $10.39      $15.36
                                                                    -----------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..............................            .05          .14        .03         .04        (.01)

 Net realized and unrealized gains (losses) ..................           3.60         4.90        .08        (.70)      (4.96)
                                                                    -----------------------------------------------------------
Total from investment operations .............................           3.65         5.04        .11        (.66)      (4.97)
                                                                    -----------------------------------------------------------
Less distributions from net investment income ................           (.15)        (.11)      (.05)         --d         --
                                                                    -----------------------------------------------------------
Redemption fees ..............................................             --c          --c        --          --          --
                                                                    -----------------------------------------------------------
Net asset value, end of year .................................         $18.22       $14.72      $9.79       $9.73      $10.39
                                                                    -----------------------------------------------------------

Total return b ...............................................         24.72%       52.25%       .98%     (6.34)%    (32.36)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................       $258,365     $208,581   $127,808    $139,099    $188,379

Ratios to average net assets:

 Expenses ....................................................          2.69%        2.82%      2.89%       2.86%       2.76%

 Net investment income (loss) ................................           .46%        1.20%       .31%        .43%      (.11)%

Portfolio turnover rate ......................................         58.74%       48.60%     49.05%      61.45%      69.37%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Actual distribution from net investment income was $.001.


16 | See notes to financial statements. | Annual Report

Templeton Developing Markets Trust

                                                                           ----------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
CLASS R                                                                       2004        2003        2002 D
                                                                           ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................        $14.85       $9.98       $9.93
                                                                           ----------------------------------

Income from investment operations:

 Net investment income a ...........................................           .16         .17         .03

 Net realized and unrealized gains .................................          3.64        4.98         .07
                                                                           ----------------------------------
Total from investment operations ...................................          3.80        5.15         .10
                                                                           ----------------------------------
Less distributions from net investment income ......................          (.26)       (.28)       (.05)
                                                                           ----------------------------------
Redemption fees ....................................................            --c         --c         --
                                                                           ----------------------------------
Net asset value, end of year .......................................        $18.39      $14.85       $9.98
                                                                           ----------------------------------

Total return b .....................................................        25.28%      52.82%        .96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................        $5,220      $1,688        $381

Ratios to average net assets:

 Expenses ..........................................................         2.18%       2.32%       2.39%e

 Net investment income .............................................          .97%       1.70%        .81%e

Portfolio turnover rate ............................................        58.74%      48.60%      49.05%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Effective date of Class R shares was January 2, 2002.
e Annualized.




                         Annual Report | See notes to financial statements. | 17

Templeton Developing Markets Trust

                                                                      ---------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                                            2004         2003       2002        2001        2000
                                                                      ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $14.93       $10.01      $9.84      $10.55      $15.62
                                                                      ---------------------------------------------------------

Income from investment operations:

 Net investment income a .....................................            .24          .26        .12         .14         .11

 Net realized and unrealized gains (losses) ..................           3.65         4.99        .10        (.71)      (5.03)
                                                                      ---------------------------------------------------------
Total from investment operations .............................           3.89         5.25        .22        (.57)      (4.92)
                                                                      ---------------------------------------------------------
Less distributions from net investment income ................           (.31)        (.33)      (.05)       (.14)       (.15)
                                                                      ---------------------------------------------------------
Redemption fees ..............................................             --c          --c        --          --          --
                                                                      ---------------------------------------------------------
Net asset value, end of year .................................         $18.51       $14.93     $10.01       $9.84      $10.55
                                                                      ---------------------------------------------------------

Total return b ...............................................         25.98%       53.72%      2.20%     (5.43)%    (31.67)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................       $199,101     $203,660   $130,459     $81,320    $115,144

Ratios to average net assets:

 Expenses ....................................................          1.68%        1.82%      1.89%       1.87%       1.77%

 Net investment income .......................................          1.47%        2.20%      1.31%       1.40%        .88%

Portfolio turnover rate ......................................         58.74%       48.60%     49.05%      61.45%      69.37%




a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.001 per share.




18 | See notes to financial statements. | Annual Report

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 93.7%
     ARGENTINA .3%
     Tenaris SA, ADR .........................       Energy Equipment & Services                 166,317    $    8,132,901
                                                                                                            ---------------

     AUSTRIA 2.5%
     Bank Austria Creditanstalt ..............            Commercial Banks                       572,690        51,679,809
     OMV AG ..................................                Oil & Gas                           63,249        19,027,399
                                                                                                            ---------------
                                                                                                                70,707,208
                                                                                                            ---------------

     BELGIUM 2.0%
     Inbev ...................................                Beverages                        1,412,800        54,715,996
                                                                                                            ---------------

     BRAZIL 2.4%
     Centrais Eletricas Brasileiras SA .......           Electric Utilities                  538,847,500         7,810,853
     Centrais Eletricas Brasileiras SA
       (Non-Taxable) .........................           Electric Utilities                  218,624,148         3,169,062
     Embraer-Empresa Brasileiras de
       Aeronautica SA ........................           Aerospace & Defense                   4,688,311        27,889,802
     Souza Cruz SA (Non-Taxable) .............                 Tobacco                         1,728,728        23,184,221
     Souza Cruz SA (Taxable) .................                 Tobacco                            17,600           236,036
     Unibanco Uniao de
       Bancos Brasileiros SA, GDR ............            Commercial Banks                       143,700         4,558,164
                                                                                                            ---------------
                                                                                                                66,848,138
                                                                                                            ---------------

     CHINA 9.5%
   a Air China Ltd., 144A ....................                Airlines                         5,068,000         1,956,052
     Aluminum Corp. of China Ltd., H .........             Metals & Mining                    25,446,000        15,059,129
     Anhui Conch Cement Co. Ltd. .............         Construction Materials                  8,946,000         9,725,414
     Beijing Enterprises Holdings Ltd. .......        Industrial Conglomerates                 5,673,555         8,430,625
     China Mobile (Hong Kong) Ltd., fgn ......   Wireless Telecommunication Services          20,008,000        67,827,655
     China Petroleum & Chemical Corp., H .....                Oil & Gas                       29,500,000        12,144,916
     China Resources Enterprise Ltd. .........              Distributors                      18,812,000        29,405,851
     China Travel International Investment
       Hong Kong Ltd. ........................      Hotels Restaurants & Leisure              62,680,000        20,160,045
     China Unicom Ltd. .......................   Wireless Telecommunication Services           5,120,000         4,051,050
     CITIC Pacific Ltd. ......................        Industrial Conglomerates                 7,291,764        20,732,295
     Denway Motors Ltd. ......................               Automobiles                      25,242,386         9,011,890
     Huadian Power International Corp. Ltd., H            Electric Utilities                  32,136,000         9,509,160
     Lenovo Group Ltd. .......................         Computers & Peripherals                39,040,689        11,677,851
     PetroChina Co. Ltd., H ..................                Oil & Gas                       34,985,000        18,678,951
     Shanghai Industrial Holdings Ltd. .......        Industrial Conglomerates                 7,818,000        16,696,532
     TCL International Holdings Inc. .........           Household Durables                   15,950,000         4,104,055
     Travelsky Technology Ltd., H ............               IT Services                       8,761,000         7,100,955
                                                                                                            ---------------
                                                                                                               266,272,426
                                                                                                            ---------------

     CROATIA .6%
     Pliva D D, GDR, Reg S ...................             Pharmaceuticals                     1,296,350        16,139,558
                                                                                                            ---------------

     CZECH REPUBLIC .7%
     Cesky Telecom AS ........................ Diversified Telecommunication Services          1,167,950        19,335,540
                                                                                                            ---------------

     GREECE 1.2%
     Hellenic Telecommunications
       Organization SA (OTE) ................. Diversified Telecommunication Services            572,190        10,264,821
                                                                                                            ---------------



                                                              Annual Report | 19

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     GREECE (CONT.)
     Titan Cement Co. ........................         Construction Materials                    798,860    $   23,632,345
                                                                                                            ---------------
                                                                                                                33,897,166
                                                                                                            ---------------

     HONG KONG 2.8%
     Cheung Kong Holdings Ltd. ...............               Real Estate                       4,054,000        40,421,084
     Cheung Kong Infrastructure Holdings Ltd.             Electric Utilities                   2,658,000         7,677,040
     Guoco Group Ltd. ........................     Diversified Financial Services              1,417,000        13,854,981
     Henderson Investment Ltd. ...............               Real Estate                       4,022,000         5,873,006
     MTR Corp. Ltd. ..........................               Road & Rail                       7,276,216        11,654,602
                                                                                                            ---------------
                                                                                                                79,480,713
                                                                                                            ---------------

     HUNGARY 3.4%
     Egis RT .................................             Pharmaceuticals                        61,134         3,687,662
     Gedeon Richter Ltd. .....................             Pharmaceuticals                       137,088        17,221,348
     Matav RT ................................ Diversified Telecommunication Services          4,384,450        20,988,098
     MOL Magyar Olaj-Es Gazipari RT ..........                Oil & Gas                          764,575        53,778,352
                                                                                                            ---------------
                                                                                                                95,675,460
                                                                                                            ---------------

     INDIA 3.2%
     Gail (India) Ltd. .......................              Gas Utilities                      2,742,540        14,628,994
     Hindustan Lever Ltd. ....................           Household Products                    7,784,500        25,828,341
     Hindustan Petroleum Corp. Ltd. ..........                Oil & Gas                        3,432,900        31,789,051
     Tata Motors Ltd. ........................               Automobiles                         387,000         4,520,070
     Tata Tea Ltd. ...........................              Food Products                      1,217,581        13,323,011
                                                                                                            ---------------
                                                                                                                90,089,467
                                                                                                            ---------------

     INDONESIA .2%
     PT Bank Danamon .........................            Commercial Banks                     4,245,000         2,000,741
     PT Perusahaan Gas Negara ................              Gas Utilities                     13,249,000         2,711,888
     PT Perusahaan Gas Negara, 144A ..........              Gas Utilities                        351,000            71,845
                                                                                                            ---------------
                                                                                                                 4,784,474
                                                                                                            ---------------

     MALAYSIA 1.6%
     Kuala Lumpur Kepong Bhd. ................              Food Products                      1,193,172         2,166,549
     Resorts World Bhd. ......................      Hotels Restaurants & Leisure               7,606,700        20,017,632
     SIME Darby Bhd. .........................        Industrial Conglomerates                 5,017,700         7,922,684
     Tanjong PLC .............................      Hotels Restaurants & Leisure                 832,100         3,087,529
     YTL Corp. Bhd. ..........................           Electric Utilities                    4,065,500         5,723,796
     YTL Power International Bhd. ............             Water Utilities                    10,687,200         5,062,358
                                                                                                            ---------------
                                                                                                                43,980,548
                                                                                                            ---------------

     MEXICO 3.5%
     Fomento Economico Mexicano SA
       de CV Femsa, ADR ......................                Beverages                          406,840        21,403,852
     Kimberly Clark de Mexico SA de CV, A ....           Household Products                   18,507,712        63,991,640
     Telefonos de Mexico SA
       de CV (Telmex), L, ADR ................ Diversified Telecommunication Services            364,630        13,972,622
                                                                                                            ---------------
                                                                                                                99,368,114
                                                                                                            ---------------

     PHILIPPINES 1.0%
     San Miguel Corp., B .....................                Beverages                       21,068,488        28,153,882
                                                                                                            ---------------



20 |  Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     POLAND 3.2%
     Polski Koncern Naftowy Orlen SA .........                Oil & Gas                        3,227,556    $   40,498,462
     Telekomunikacja Polska SA ............... Diversified Telecommunication Services          7,425,800        48,806,918
                                                                                                            ---------------
                                                                                                                89,305,380
                                                                                                            ---------------

     RUSSIA .9%
   b Lukoil Holdings, ADR ....................                Oil & Gas                          210,588        25,565,383
                                                                                                            ---------------

     SINGAPORE 6.9%
     Comfortdelgro Corp. Ltd. ................               Road & Rail                      17,355,000        16,479,967
     Dairy Farm International Holdings Ltd. ..         Food & Staples Retailing                4,628,754        11,201,585
     Fraser & Neave Ltd. .....................                Beverages                        5,160,148        51,528,771
     Keppel Corp. Ltd. .......................        Industrial Conglomerates                 8,983,600        47,331,348
     Singapore Press Holdings Ltd. ...........                  Media                          3,882,000        10,939,901
     Singapore Technologies Engineering Ltd. .           Aerospace & Defense                  12,085,000        17,250,536
     Singapore Telecommunications Ltd. ....... Diversified Telecommunication Services         24,294,214        35,422,551
   a Suntec Real Estate Investment Trust .....               Real Estate                       3,691,000         2,509,961
                                                                                                            ---------------
                                                                                                               192,664,620
                                                                                                            ---------------

     SOUTH AFRICA 11.1%
     Anglo American PLC ......................             Metals & Mining                     3,120,891        73,546,152
     Liberty Group Ltd. ......................                Insurance                          112,888         1,327,156
     Nedcor Ltd. .............................            Commercial Banks                     1,561,459        21,444,221
     Nedcor Ltd., 144A .......................            Commercial Banks                       273,791         3,760,095
     Old Mutual PLC ..........................                Insurance                       10,495,265        26,692,438
     Remgro Ltd. .............................     Diversified Financial Services              3,932,890        65,508,826
     SABMiller PLC ...........................                Beverages                        4,532,973        76,376,394
     Sappi Ltd. ..............................         Paper & Forest Products                 1,099,700        16,112,109
     Sasol Ltd. ..............................                Oil & Gas                        1,301,588        27,800,909
                                                                                                            ---------------
                                                                                                               312,568,300
                                                                                                            ---------------

     SOUTH KOREA 17.6%
     CJ Corp. ................................              Food Products                        429,460        29,371,878
   a Daewoo Shipbuilding & Marine
       Engineering Co. Ltd. ..................                Machinery                        2,725,450        40,544,755
   a Hite Brewery Co. Ltd. ...................                Beverages                          334,470        27,624,792
   a Hyundai Development Co. .................       Construction & Engineering                2,002,980        31,925,396
   a Kangwon Land Inc. .......................      Hotels Restaurants & Leisure               3,062,546        39,790,614
   a Kia Motors Corp. ........................               Automobiles                         907,000         9,550,135
     Korea Gas Corp. .........................              Gas Utilities                        425,060        13,180,473
     LG Chem Ltd. ............................                Chemicals                          607,140        24,192,934
     LG Electronics Inc. .....................           Household Durables                      463,130        28,677,196
     LG Household & Health Care Ltd. .........           Household Products                      408,940        10,843,705
   a LG International Corp. ..................    Trading Companies & Distributors               948,050         7,372,298
   a LG Petrochemical Co. Ltd. ...............                Chemicals                          357,320         8,974,420
     POSCO ...................................             Metals & Mining                       129,540        23,400,290
     Samsung Electronics Co. Ltd. ............Semiconductors & Semiconductor Equipment           257,160       111,911,302
     Samsung Fine Chemicals Co. Ltd. .........                Chemicals                        1,017,790        17,500,639
     Samsung Heavy Industries Co. Ltd. .......                Machinery                        6,564,220        40,962,965
     SK Corp. ................................                Oil & Gas                          135,670         7,457,132
     SK Telecom Co. Ltd. .....................   Wireless Telecommunication Services              99,930        19,016,818
                                                                                                            ---------------
                                                                                                               492,297,742
                                                                                                            ---------------



                                                              Annual Report | 21

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     SWEDEN .5%
   a Oriflame Cosmetics, IDR .................            Personal Products                      583,050    $   13,515,014
                                                                                                            ---------------

     TAIWAN 12.6%
     Acer Inc. ...............................         Computers & Peripherals                15,125,098        24,978,536
     Chunghwa Telecom Co. Ltd. ............... Diversified Telecommunication Services         12,218,000        24,020,919
     D-Link Corp. ............................        Communications Equipment                18,317,358        21,319,354
     Delta Electronics Inc. ..................   Electronic Equipment & Instruments           19,555,323        34,447,880
     Elan Microelectronics Corp. .............Semiconductors & Semiconductor Equipment        12,662,834         7,130,064
     Kinpo Electronics Inc. ..................           Office Electronics                    7,114,280         3,099,490
     Lite-on Technology Corp. ................         Computers & Peripherals                20,585,900        21,952,249
     MediaTek Inc. ...........................Semiconductors & Semiconductor Equipment         2,581,000        17,536,835
     Mega Financial Holdings Co. Ltd. ........            Commercial Banks                    33,382,308        22,996,934
     Premier Image Technology Corp. ..........      Leisure Equipment & Products               3,244,000         3,193,998
     President Chain Store Corp. .............        Food & Staples Retailing                 8,333,164        13,368,712
     Siliconware Precision Industries ..
       Co. Ltd. ..............................Semiconductors & Semiconductor Equipment        13,080,000        10,779,994
     Sunplus Technology Co. Ltd. .............Semiconductors & Semiconductor Equipment        16,762,010        23,516,378
     Synnex Technology International Corp. ...   Electronic Equipment & Instruments            2,599,400         3,834,912
     Taiwan Cellular Corp. ...................   Wireless Telecommunication Services          46,924,106        52,400,307
     Taiwan Semiconductor Manufacturing Co. ..Semiconductors & Semiconductor Equipment        20,038,000        31,831,362
     UNI-President Enterprises Corp. .........              Food Products                     49,176,790        25,678,978
     Yuanta Core Pacific Securities Co. ......             Capital Markets                    16,483,486        12,496,131
                                                                                                            ---------------
                                                                                                               354,583,033
                                                                                                            ---------------

     THAILAND 1.1%
     BEC World Public Co. Ltd., fgn. .........                  Media                          9,964,100         4,024,190
   a Kasikornbank Public Co. Ltd., fgn. ......            Commercial Banks                     4,750,100         6,842,764
     Land and House Public Co. Ltd., fgn. ....               Real Estate                       8,062,900         2,343,746
     Shin Corp. Public Co. Ltd., fgn. ........   Wireless Telecommunication Services           2,076,100         2,122,883
     Siam Cement Public Co. Ltd., fgn. .......         Construction Materials                    402,800         2,859,824
     Thai Airways International
       Public Co. Ltd., fgn. .................                Airlines                           445,600           555,940
   a Thai Military Bank Public Co. Ltd., fgn.             Commercial Banks                   118,390,400        11,451,045
   a True Corp., PLC,  rts., 3/28/08 ......... Diversified Telecommunication Services          2,258,595                --
                                                                                                            ---------------
                                                                                                                30,200,392
                                                                                                            ---------------

     TURKEY 3.2%
   a Arcelik AS, Br. .........................           Household Durables                4,585,921,500        28,056,250
     Migros Turk T.A.S. ......................        Food & Staples Retailing             3,184,512,500        26,449,047
     Tupras-Turkiye Petrol Rafineleri AS .....                Oil & Gas                    2,026,540,000        20,588,504
   a Turk Hava Yollari Anonim
       Ortakligi (THY), 144A .................                Airlines                       657,605,000         3,876,870
     Turkiye Is Bankasi AS, C ................            Commercial Banks                 2,161,722,000        11,942,773
                                                                                                            ---------------
                                                                                                                90,913,444
                                                                                                            ---------------

     UNITED KINGDOM 1.7%
     HSBC Holdings PLC .......................            Commercial Banks                     2,010,904        34,408,480
     Provident Financial PLC .................            Consumer Finance                     1,005,420        12,968,679
                                                                                                            ---------------
                                                                                                                47,377,159
                                                                                                            ---------------

     TOTAL COMMON STOCKS
       (COST $1,830,266,663) .................                                                               2,626,572,058
                                                                                                            ---------------



22 |  Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        DIRECT EQUITY INVESTMENTS .3%
        HONG KONG .2%
a,b,c,d Mayfair Hanoi Ltd., 30% equity owned
         through HEA Holdings Ltd., a wholly
         owned investment ....................                 Real Estate                                  $    4,380,000
                                                                                                            ---------------

        SINGAPORE .1%
a,b,c,d Indotel Ltd. .........................        Hotels Restaurants & Leisure               900,000         5,156,000
                                                                                                            ---------------

        TOTAL DIRECT EQUITY INVESTMENTS
          (COST $13,602,155) .................                                                                   9,536,000
                                                                                                            ---------------

        PREFERRED STOCKS 5.4%
        BRAZIL 5.4%
        Banco Bradesco SA, ADR, pfd. .........               Commercial Banks                  1,960,313        49,125,431
        Cia de Bebidas das
          Americas (Ambev), ADR, pfd. ........                   Beverages                     1,995,400        56,529,682
        Cia Vale do Rio Doce, A, ADR, pfd. ...                Metals & Mining                    508,950        12,408,201
        Petroleo Brasileiro SA, ADR, pfd. ....                   Oil & Gas                       632,428        22,900,218
        Suzano Bahia Sul Papel e Cel, pfd., A             Paper & Forest Products                816,960         4,223,216
        Usinas Siderurgicas
          de Minas Gerais SA, pfd. ...........                Metals & Mining                    308,410         6,264,578
                                                                                                            ---------------
                                                                                                               151,451,326
                                                                                                            ---------------
        TOTAL PREFERRED STOCKS
          (COST $109,517,159) ................                                                                 151,451,326
                                                                                                            ---------------

                                                                                      --------------------
                                                                                        PRINCIPAL AMOUNT
                                                                                      --------------------
        SHORT TERM INVESTMENTS (COST $19,661,576) .7%
      e U.S. Treasury Bills, 1/06/05 - 3/31/05                                            $19,730,000           19,666,031
                                                                                                            ---------------

        TOTAL INVESTMENTS
          (COST $1,973,047,553) 100.1%                                                                       2,807,225,415
        OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                   (2,172,232)
                                                                                                            ---------------
        NET ASSETS 100.0% ....................                                                              $2,805,053,183
                                                                                                            ---------------



a Non-income producing.
b See Note 9 regarding other considerations.
c See Note 8 regarding holdings of 5% voting securities.
d See Note 7 regarding restricted securities.
e Security is traded on a discount basis with no stated coupon rate.




                         Annual Report | See notes to financial statements. | 23

Templeton Developing Markets Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers..........................................................    $1,959,445,398
  Cost - Non-controlled affiliated issuers.............................................        13,602,155
                                                                                           ---------------
  Total cost of investments ...........................................................     1,973,047,553
                                                                                           ---------------
  Value - Unaffiliated issuers ........................................................     2,797,689,415
  Value - Non-controlled affiliated issuers............................................         9,536,000
                                                                                           ---------------
  Total value of investments ..........................................................     2,807,225,415
 Cash..................................................................................             2,137
 Foreign currency, at value (cost $1,088,135)..........................................         1,069,348
 Receivables:
  Investment securities sold...........................................................           389,376
  Capital shares sold..................................................................         6,156,675
  Dividends and interest...............................................................         3,444,560
  Foreign income tax receivable .......................................................         1,207,703
                                                                                           ---------------
      Total assets.....................................................................     2,819,495,214
                                                                                           ---------------
Liabilities:
 Payables:
  Investment securities purchased......................................................         1,767,691
  Capital shares redeemed..............................................................         6,679,649
  Affiliates...........................................................................         4,365,654
 Deferred tax .........................................................................         1,206,107
 Other liabilities.....................................................................           422,930
                                                                                           ---------------
      Total liabilities................................................................        14,442,031
                                                                                           ---------------
        Net assets, at value...........................................................    $2,805,053,183
                                                                                           ---------------
Net assets consist of:
 Distributions in excess of net investment income .....................................    $  (21,890,502)
 Net unrealized appreciation (depreciation)............................................       833,109,886
 Accumulated net realized gain (loss)..................................................      (714,517,324)
 Capital shares........................................................................     2,708,351,123
                                                                                           ---------------
        Net assets, at value...........................................................    $2,805,053,183
                                                                                           ---------------




24 | See notes to financial statements. | Annual Report

Templeton Developing Markets Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004


CLASS A:
 Net assets, at value.................................................................   $ 2,305,375,634
                                                                                         ----------------
 Shares outstanding...................................................................       124,415,626
                                                                                         ----------------
 Net asset value per share a..........................................................            $18.53
                                                                                         ----------------
 Maximum offering price per share (net asset value per share  / 94.25%)...............            $19.66
                                                                                         ----------------
CLASS B:
 Net assets, at value.................................................................   $    36,992,200
                                                                                         ----------------
 Shares outstanding...................................................................         2,028,278
                                                                                         ----------------
 Net asset value and maximum offering price per share a...............................            $18.24
                                                                                         ----------------
CLASS C:
 Net assets, at value.................................................................   $   258,364,536
                                                                                         ----------------
 Shares outstanding...................................................................        14,177,471
                                                                                         ----------------
 Net asset value and maximum offering price per share a...............................            $18.22
                                                                                         ----------------
CLASS R:
 Net assets, at value.................................................................   $     5,220,307
                                                                                         ----------------
 Shares outstanding...................................................................           283,806
                                                                                         ----------------
 Net asset value and maximum offering price per share a...............................            $18.39
                                                                                         ----------------
ADVISOR CLASS:
 Net assets, at value.................................................................   $   199,100,506
                                                                                         ----------------
 Shares outstanding...................................................................        10,758,986
                                                                                         ----------------
 Net asset value and maximum offering price per share a...............................            $18.51
                                                                                         ----------------




a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.




                         Annual Report | See notes to financial statements. | 25

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2004



Investment income:
 Dividends (net of foreign taxes of $8,223,584).....................................    $ 75,655,174
 Interest (net of foreign taxes of $596)............................................         718,326
                                                                                        -------------
      Total investment income.......................................................      76,373,500
                                                                                        -------------
Expenses:
 Management fees (Note 3)...........................................................      29,858,273
 Administrative fees (Note 3).......................................................       2,393,893
 Distribution fees (Note 3)
  Class A...........................................................................       6,983,651
  Class B...........................................................................         294,014
  Class C...........................................................................       2,234,220
  Class R...........................................................................          15,475
 Transfer agent fees (Note 3).......................................................       5,252,500
 Custodian fees (Note 4)............................................................       2,523,430
 Reports to shareholders............................................................         158,400
 Registration and filing fees.......................................................         121,538
 Professional fees..................................................................         188,400
 Trustees' fees and expenses........................................................         135,400
 Other..............................................................................          64,700
                                                                                        -------------
      Total expenses................................................................      50,223,894
      Expense reductions (Note 4)...................................................          (4,838)
                                                                                        -------------
        Net expenses................................................................      50,219,056
                                                                                        -------------
          Net investment income.....................................................      26,154,444
                                                                                        -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $7,953,334)..................................     253,348,821
  Foreign currency transactions.....................................................      (2,344,383)
                                                                                        -------------
      Net realized gain (loss)......................................................     251,004,438
 Net change in unrealized appreciation (depreciation) on:
  Investments.......................................................................     267,109,592
  Translation of assets and liabilities denominated in foreign currencies...........         137,452
  Deferred taxes ...................................................................       8,634,195
                                                                                        -------------
      Net change in unrealized appreciation (depreciation)..........................     275,881,239
                                                                                        -------------
Net realized and unrealized gain (loss).............................................     526,885,677
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations.....................    $553,040,121
                                                                                        -------------



26 | See notes to financial statements. | Annual Report

Templeton Developing Markets Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 2004 and 2003

                                                                                      ------------------------------------
                                                                                            2004                 2003
                                                                                      ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................    $    26,154,444       $   31,038,638
  Net realized gain (loss) from investments and foreign currency transactions ....        251,004,438          132,586,989
  Net change in unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies, and deferred taxes ..        275,881,239          614,215,910
                                                                                      ------------------------------------
      Net increase (decrease) in net assets resulting from operations ............        553,040,121          777,841,537
 Distributions to shareholders from:
  Net investment income:
      Class A ....................................................................        (33,108,845)         (30,016,350)
      Class B ....................................................................           (315,700)            (211,579)
      Class C ....................................................................         (2,240,910)          (1,517,457)
      Class R ....................................................................            (52,130)             (20,109)
      Advisor Class ..............................................................         (3,739,371)          (4,258,934)
                                                                                      ------------------------------------
 Total distributions to shareholders .............................................        (39,456,956)         (36,024,429)
 Capital share transactions (Note 2):
      Class A ....................................................................         15,356,458          101,510,926
      Class B ....................................................................          4,313,113            6,380,974
      Class C ....................................................................            994,363           14,799,977
      Class R ....................................................................          2,717,669              946,068
      Advisor Class ..............................................................        (45,241,326)           8,377,033
                                                                                      ------------------------------------
 Total capital share transactions ................................................        (21,859,723)         132,014,978
 Redemption fees .................................................................             61,365               70,141
                                                                                      ------------------------------------
      Net increase (decrease) in net assets ......................................        491,784,807          873,902,227
Net assets:
 Beginning of year ...............................................................      2,313,268,376        1,439,366,149
                                                                                      ------------------------------------
 End of year .....................................................................    $ 2,805,053,183       $2,313,268,376
                                                                                      ------------------------------------
Distributions in excess of net investment income included in net assets:
 End of year .....................................................................    $   (21,890,502)      $   (3,198,042)
                                                                                      ------------------------------------

                         Annual Report | See notes to financial statements. | 27

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total assets in equity securities of developing market issuers. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System, are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.





28 |  Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.





                                                              Annual Report | 29

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. When the Fund invests in these securities, the Fund records an estimated deferred tax liability for net unrealized gains.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.







30 |  Annual Report

Templeton Developing Markets Trust

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   -------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                               2004                                 2003
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..................     54,386,792    $ 864,979,010        159,452,859    $ 1,836,033,832
 Shares issued in reinvestment
 of distributions .............      1,727,121       28,781,307          2,268,784         26,723,452
 Shares redeemed ..............    (56,970,066)    (878,403,859)      (153,338,794)    (1,761,246,358)
                                   -------------------------------------------------------------------
 Net increase (decrease) ......       (856,153)   $  15,356,458          8,382,849    $   101,510,926
                                   -------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ..................        618,760    $   9,770,977            696,226    $     8,515,051
 Shares issued in reinvestment
 of distributions .............         18,114          291,562             16,201            196,754
 Shares redeemed ..............       (376,813)      (5,749,426)          (204,709)        (2,330,831)
                                   -------------------------------------------------------------------
 Net increase (decrease) ......        260,061    $   4,313,113            507,718    $     6,380,974
                                   -------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ..................      2,969,639    $  46,493,499          3,930,724    $    46,951,553
 Shares issued in reinvestment
 of distributions..............        118,864        1,900,231            110,962          1,323,339
 Shares redeemed ..............     (3,081,786)     (47,399,367)        (2,932,454)       (33,474,915)
                                   -------------------------------------------------------------------
 Net increase (decrease) ......          6,717    $     994,363          1,109,232    $    14,799,977
                                   -------------------------------------------------------------------
CLASS R SHARES:
 Shares sold ..................        230,036    $   3,659,861            131,034    $     1,512,727
 Shares issued in reinvestment
 of distributions..............          3,101           51,961              1,591             19,974
 Shares redeemed ..............        (62,944)        (994,153)           (57,204)          (586,633)
                                   -------------------------------------------------------------------
 Net increase (decrease) ......        170,193    $   2,717,669             75,421    $       946,068
                                   -------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ..................      1,555,426    $  24,799,500          5,375,459    $    64,110,884
 Shares issued in reinvestment
 of distributions .............        140,492        2,357,106            230,577          2,632,513
 Shares redeemed ..............     (4,577,426)     (72,397,932)        (4,997,309)       (58,366,364)
                                   -------------------------------------------------------------------
 Net increase (decrease) ......     (2,881,508)   $ (45,241,326)           608,727    $     8,377,033
                                   -------------------------------------------------------------------



                                                              Annual Report | 31

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
---------------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)                         Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        1.250%          Up to and including $1 billion
        1.200%          Over $1 billion, up to and including $5 billion
        1.150%          Over $5 billion, up to and including $10 billion
        1.100%          Over $10 billion, up to and including $15 billion
        1.050%          Over $15 billion, up to and including $20 billion
        1.000%          Over $20 billion

Prior to May 1, 2004, the Fund paid an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.150%          Up to and including $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.35%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year may be reimbursed in subsequent periods. At December 31, 2004, Distributors advised the Fund that unreimbursed costs were $1,870,939.





32 |  Annual Report

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received............................       $212,406
Contingent deferred sales charges retained............       $ 93,205

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $5,252,500, of which $3,311,488 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .............................................      $217,795,285
 2008 .............................................        36,476,765
 2009 .............................................       313,161,808
 2010 .............................................       141,181,639
                                                         ------------
                                                         $708,615,497
                                                         ------------



At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $391,998. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.





                                                              Annual Report | 33

Templeton Developing Markets Trust

5. INCOME TAXES (CONTINUED)

At December 31, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ...................................    $2,023,862,774
                                                           --------------
Unrealized appreciation ...............................    $  800,938,655
Unrealized depreciation ...............................       (17,576,014)
                                                           --------------
Net unrealized appreciation (depreciation) ............    $  783,362,641
                                                           --------------
Distributable earnings -- undistributed ordinary income.   $   23,667,364
                                                           --------------

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                                ---------------------------
                                                    2004           2003
                                                ---------------------------
Distributions paid from-- ordinary income ..    $39,456,956    $36,024,429


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended December 31, 2004 aggregated $1,428,885,202 and $1,388,138,174, respectively.


7. RESTRICTED SECURITIES

At December 31, 2004, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At December 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Trustees, as follows:


----------------------------------------------------------------------------------------------------------------------
                                                                       ACQUISITION
  SHARES        ISSUER                                                     DATE             COST            VALUE
----------------------------------------------------------------------------------------------------------------------
  900,000       Indotel Ltd...................................           11/22/96        $9,154,569        $5,156,000
                Mayfair Hanoi, Ltd., 30% equity interest
                  owned through HEA Holdings Ltd..............           10/31/96         4,447,586         4,380,000
                                                                                                           -----------
TOTAL RESTRICTED SECURITIES (.29% OF NET ASSETS)..............                                             $9,536,000
                                                                                                           -----------









34 |  Annual Report

Templeton Developing Markets Trust

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at December 31, 2004 were as shown below.

--------------------------------------------------------------------------------------------------------------
                      NUMBER OF SHARES                     NUMBER OF SHARES VALUE AT                REALIZED
                      HELD AT BEGINNING  GROSS      GROSS     HELD AT END    END OF    INVESTMENT    CAPITAL
  NAME OF ISSUER          OF YEAR      ADDITIONS REDUCTIONS     OF YEAR       YEAR       INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
  Indotel Ltd. ......        900,000       --         --        900,000    $5,156,000      $--        $--
  Mayfair Hanoi, Ltd.,
   30% equity interest
   owned through
   HEA Holdings Ltd.              --       --         --             --     4,380,000       --         --
                                                                          ------------------------------------
  TOTAL AFFILIATED SECURITIES (.29% OF NET ASSETS) ......                  $9,536,000      $--        $--
                                                                          ------------------------------------

9. OTHER CONSIDERATIONS

Certain members of the Fund's Portfolio Management team may serve as a member on the board of directors of certain companies in which the Fund invests and may represent the Fund in certain corporate negotiations. At December 31, 2004, these members serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.), Indotel Ltd., Lukoil Holdings, and Mayfair Hanoi Ltd. As a result of this involvement, the Portfolio Manager could receive certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


10. REGULATORY MATTERS

INVESTIGATIONS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS
Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").




                                                              Annual Report | 35

Templeton Developing Markets Trust

10. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.





36 |  Annual Report

Templeton Developing Markets Trust

10. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.





                                                              Annual Report | 37

Templeton Developing Markets Trust

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.









38 |  Annual Report

Templeton Developing Markets Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Developing Markets Trust (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 9, 2005





                                                              Annual Report | 39

Templeton Developing Markets Trust

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $33,405,881 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2004, more than 50% of the Templeton Developing Markets Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Code. This designation will allow shareholders of record on December 09, 2004, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, foreign qualified dividends, and adjusted foreign source income as designated by the Fund, to Class A, Class B, Class C, Class R and Advisor Class shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.







40 |  Annual Report

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                                                                                                ADJUSTED
                                               FOREIGN TAX    FOREIGN         FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE         PER SHARE
-----------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0012      0.0035           0.0035            0.0015
  Belgium ...................................     0.0004      0.0011           0.0011            0.0005
  Brazil ....................................     0.0034      0.0224           0.0012            0.0217
  China .....................................     0.0000      0.0080           0.0045            0.0054
  Croatia ...................................     0.0000      0.0019           0.0000            0.0019
  Czech Republic ............................     0.0008      0.0021           0.0021            0.0009
  Egypt .....................................     0.0000      0.0010           0.0010            0.0004
  Greece ....................................     0.0000      0.0032           0.0032            0.0014
  Hong Kong .................................     0.0000      0.0236           0.0000            0.0236
  Hungary ...................................     0.0020      0.0058           0.0058            0.0025
  India .....................................     0.0529      0.0096           0.0096            0.0041
  Indonesia .................................     0.0002      0.0006           0.0006            0.0003
  Luxembourg ................................     0.0000      0.0014           0.0014            0.0006
  Malaysia ..................................     0.0023      0.0035           0.0000            0.0035
  Mexico ....................................     0.0000      0.0136           0.0132            0.0061
  Philippines ...............................     0.0009      0.0015           0.0015            0.0006
  Poland ....................................     0.0008      0.0022           0.0022            0.0009
  Russia ....................................     0.0007      0.0020           0.0020            0.0009
  Singapore .................................     0.0075      0.0314           0.0000            0.0314
  South Africa ..............................     0.0021      0.0257           0.0097            0.0202
  South Korea ...............................     0.0100      0.0250           0.0250            0.0107
  Spain .....................................     0.0004      0.0010           0.0010            0.0004
  Taiwan ....................................     0.0216      0.0392           0.0000            0.0392
  Thailand ..................................     0.0002      0.0034           0.0034            0.0015
  Turkey ....................................     0.0001      0.0005           0.0005            0.0002
  United Kingdom ............................     0.0001      0.0004           0.0004            0.0002
                                                 ----------------------------------------------------------
  TOTAL .....................................    $0.1076     $0.2336          $0.0929           $0.1806
                                                 ----------------------------------------------------------





                                                              Annual Report | 41

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------
                                                                       CLASS B
                                                                                                ADJUSTED
                                               FOREIGN TAX    FOREIGN         FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE         PER SHARE
-----------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0012       0.0022          0.0022            0.0009
  Belgium ...................................     0.0004       0.0007          0.0007            0.0003
  Brazil ....................................     0.0034       0.0139          0.0007            0.0135
  China .....................................     0.0000       0.0050          0.0028            0.0034
  Croatia ...................................     0.0000       0.0012          0.0000            0.0012
  Czech Republic ............................     0.0008       0.0013          0.0013            0.0006
  Egypt .....................................     0.0000       0.0006          0.0006            0.0003
  Greece ....................................     0.0000       0.0020          0.0020            0.0009
  Hong Kong .................................     0.0000       0.0146          0.0000            0.0146
  Hungary ...................................     0.0020       0.0036          0.0036            0.0015
  India .....................................     0.0529       0.0059          0.0059            0.0025
  Indonesia .................................     0.0002       0.0004          0.0004            0.0002
  Luxembourg ................................     0.0000       0.0009          0.0009            0.0004
  Malaysia ..................................     0.0023       0.0022          0.0000            0.0022
  Mexico ....................................     0.0000       0.0085          0.0083            0.0038
  Philippines ...............................     0.0009       0.0009          0.0009            0.0004
  Poland ....................................     0.0008       0.0014          0.0014            0.0006
  Russia ....................................     0.0007       0.0012          0.0012            0.0005
  Singapore .................................     0.0075       0.0195          0.0000            0.0195
  South Africa ..............................     0.0021       0.0159          0.0060            0.0125
  South Korea ...............................     0.0100       0.0155          0.0155            0.0066
  Spain .....................................     0.0004       0.0006          0.0006            0.0003
  Taiwan ....................................     0.0216       0.0241          0.0000            0.0241
  Thailand ..................................     0.0002       0.0021          0.0021            0.0009
  Turkey ....................................     0.0001       0.0003          0.0003            0.0001
  United Kingdom ............................     0.0001       0.0002          0.0002            0.0001
                                                 ----------------------------------------------------------
  TOTAL .....................................    $0.1076      $0.1447         $0.0576           $0.1119
                                                 ----------------------------------------------------------





42 |  Annual Report

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------
                                                                       CLASS C
                                                                                                ADJUSTED
                                               FOREIGN TAX    FOREIGN         FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE         PER SHARE
-----------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0012       0.0020          0.0020            0.0009
  Belgium ...................................     0.0004       0.0006          0.0006            0.0003
  Brazil ....................................     0.0034       0.0128          0.0007            0.0124
  China .....................................     0.0000       0.0046          0.0026            0.0031
  Croatia ...................................     0.0000       0.0011          0.0000            0.0011
  Czech Republic ............................     0.0008       0.0012          0.0012            0.0005
  Egypt .....................................     0.0000       0.0006          0.0006            0.0003
  Greece ....................................     0.0000       0.0018          0.0018            0.0008
  Hong Kong .................................     0.0000       0.0134          0.0000            0.0134
  Hungary ...................................     0.0020       0.0033          0.0033            0.0014
  India .....................................     0.0529       0.0055          0.0055            0.0024
  Indonesia .................................     0.0002       0.0003          0.0003            0.0001
  Luxembourg ................................     0.0000       0.0008          0.0008            0.0003
  Malaysia ..................................     0.0023       0.0020          0.0000            0.0020
  Mexico ....................................     0.0000       0.0078          0.0076            0.0035
  Philippines ...............................     0.0009       0.0008          0.0008            0.0003
  Poland ....................................     0.0008       0.0013          0.0013            0.0006
  Russia ....................................     0.0007       0.0011          0.0011            0.0005
  Singapore .................................     0.0075       0.0179          0.0000            0.0179
  South Africa ..............................     0.0021       0.0146          0.0055            0.0115
  South Korea ...............................     0.0100       0.0143          0.0143            0.0061
  Spain .....................................     0.0004       0.0006          0.0006            0.0003
  Taiwan ....................................     0.0216       0.0223          0.0000            0.0223
  Thailand ..................................     0.0002       0.0019          0.0019            0.0008
  Turkey ....................................     0.0001       0.0003          0.0003            0.0001
  United Kingdom ............................     0.0001       0.0002          0.0002            0.0001
                                                 ----------------------------------------------------------
  TOTAL .....................................    $0.1076      $0.1331         $0.0530           $0.1030
                                                 ----------------------------------------------------------






                                                              Annual Report | 43

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------
                                                                       CLASS R
                                                                                                ADJUSTED
                                               FOREIGN TAX    FOREIGN         FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE         PER SHARE
-----------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0012       0.0035          0.0035            0.0015
  Belgium ...................................     0.0004       0.0011          0.0011            0.0005
  Brazil ....................................     0.0034       0.0223          0.0012            0.0216
  China .....................................     0.0000       0.0080          0.0045            0.0054
  Croatia ...................................     0.0000       0.0019          0.0000            0.0019
  Czech Republic ............................     0.0008       0.0021          0.0021            0.0009
  Egypt .....................................     0.0000       0.0010          0.0010            0.0004
  Greece ....................................     0.0000       0.0032          0.0032            0.0014
  Hong Kong .................................     0.0000       0.0235          0.0000            0.0235
  Hungary ...................................     0.0020       0.0058          0.0058            0.0025
  India .....................................     0.0529       0.0096          0.0096            0.0041
  Indonesia .................................     0.0002       0.0006          0.0006            0.0003
  Luxembourg ................................     0.0000       0.0014          0.0014            0.0006
  Malaysia ..................................     0.0023       0.0035          0.0000            0.0035
  Mexico ....................................     0.0000       0.0136          0.0132            0.0061
  Philippines ...............................     0.0009       0.0015          0.0015            0.0006
  Poland ....................................     0.0008       0.0022          0.0022            0.0009
  Russia ....................................     0.0007       0.0020          0.0020            0.0009
  Singapore .................................     0.0075       0.0313          0.0000            0.0313
  South Africa ..............................     0.0021       0.0256          0.0097            0.0201
  South Korea ...............................     0.0100       0.0249          0.0249            0.0107
  Spain .....................................     0.0004       0.0010          0.0010            0.0004
  Taiwan ....................................     0.0216       0.0389          0.0000            0.0389
  Thailand ..................................     0.0002       0.0034          0.0034            0.0015
  Turkey ....................................     0.0001       0.0005          0.0005            0.0002
  United Kingdom ............................     0.0001       0.0004          0.0004            0.0002
                                                -----------------------------------------------------------
  TOTAL .....................................    $0.1076      $0.2328         $0.0928           $0.1799
                                                -----------------------------------------------------------







44 |  Annual Report

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------
                                                                    ADVISOR CLASS
                                                                                                ADJUSTED
                                               FOREIGN TAX    FOREIGN         FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE         PER SHARE
-----------------------------------------------------------------------------------------------------------
  Austria ...................................     0.0012      0.0043            0.0043           0.0018
  Belgium ...................................     0.0004      0.0014            0.0014           0.0006
  Brazil ....................................     0.0034      0.0278            0.0015           0.0269
  China .....................................     0.0000      0.0099            0.0056           0.0067
  Croatia ...................................     0.0000      0.0024            0.0000           0.0024
  Czech Republic ............................     0.0008      0.0026            0.0026           0.0011
  Egypt .....................................     0.0000      0.0013            0.0013           0.0006
  Greece ....................................     0.0000      0.0040            0.0040           0.0017
  Hong Kong .................................     0.0000      0.0293            0.0000           0.0293
  Hungary ...................................     0.0020      0.0072            0.0072           0.0031
  India .....................................     0.0529      0.0119            0.0119           0.0051
  Indonesia .................................     0.0002      0.0007            0.0007           0.0003
  Luxembourg ................................     0.0000      0.0018            0.0018           0.0008
  Malaysia ..................................     0.0023      0.0044            0.0001           0.0043
  Mexico ....................................     0.0000      0.0169            0.0164           0.0075
  Philippines ...............................     0.0009      0.0018            0.0018           0.0008
  Poland ....................................     0.0008      0.0027            0.0027           0.0012
  Russia ....................................     0.0007      0.0024            0.0024           0.0010
  Singapore .................................     0.0075      0.0390            0.0000           0.0390
  South Africa ..............................     0.0021      0.0319            0.0120           0.0250
  South Korea ...............................     0.0100      0.0311            0.0311           0.0133
  Spain .....................................     0.0004      0.0013            0.0013           0.0006
  Taiwan ....................................     0.0216      0.0486            0.0000           0.0486
  Thailand ..................................     0.0002      0.0042            0.0042           0.0018
  Turkey ....................................     0.0001      0.0006            0.0006           0.0003
  United Kingdom ............................     0.0001      0.0004            0.0004           0.0002
                                                 ----------------------------------------------------------
  TOTAL .....................................    $0.1076     $0.2899           $0.1153          $0.2240
                                                 ----------------------------------------------------------

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the Fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.







                                                              Annual Report | 45

Templeton Developing Markets Trust

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the Fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2005, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2004. The Foreign Source Income reported on Form 1099-DIV has been reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2004 individual income tax returns.





46 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (72)             Trustee          Since 1992          142                        Director, Bar-S Foods (meat
 500 East Broward Blvd.                                                                            packing company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (60)            Trustee          Since 1991          21                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Island Corporate Holding Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Limited; Director, Provo Power
 Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment &
 Power Ltd. (1977-2003).
-----------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (72)          Trustee          Since 1992          143                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (52)             Trustee          Since 1996          98                         Director, Amerada Hess
 500 East Broward Blvd.                                                                            Corporation (exploration and
 Suite 2100                                                                                        refining of oil and gas); H.J.
 Fort Lauderdale, FL 33394-3091                                                                    Heinz Company (processed foods
                                                                                                   and allied products); RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution
                                                                                                   of titanium); Canadian
                                                                                                   National Railway (railroad);
                                                                                                   and White Mountains Insurance
                                                                                                   Group, Ltd. (holding company).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)            Trustee          Since 1993          142                        Director, Martek Biosciences
 500 East Broward Blvd.                                                                            Corporation; MedImmune, Inc.
 Suite 2100                                                                                        (biotechnology); and
 Fort Lauderdale, FL 33394-3091                                                                    Overstock.com (Internet
                                                                                                   services); and FORMERLY,
                                                                                                   Director, MCI Communication
                                                                                                   Corporation (subsequently
                                                                                                   known as MCI WorldCom, Inc.
                                                                                                   and WorldCom, Inc.)
                                                                                                   (communications services)
                                                                                                   (1988-2002), White Mountains
                                                                                                   Insurance Group Ltd. (holding
                                                                                                   company) (1987-2004) and
                                                                                                   Spacehab, Inc. (aerospace
                                                                                                   services) (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
 (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (75)             Trustee          Since 1992          28                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
 Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
 Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (72)               Trustee          Since 2003          21                         Director, White Mountains
 500 East Broward Blvd.                                                                            Insurance Group Ltd. (holding
 Suite 2100                                                                                        company); Amerada Hess
 Fort Lauderdale, FL 33394-3091                                                                    Corporation (exploration and
                                                                                                   refining of oil and gas); and
                                                                                                   Sentient Jet (private jet
                                                                                                   service); and FORMERLY,
                                                                                                   Director, Becton Dickinson and
                                                                                                   Co. (medical technology),
                                                                                                   Cooper Industries (electrical
                                                                                                   products and tools and
                                                                                                   hardware), Health Net
                                                                                                   (formerly, Foundation Health),
                                                                                                   The Hertz Corporation, Pacific
                                                                                                   Southwest Airlines, The RCA
                                                                                                   Corporation, Unicom (formerly,
                                                                                                   Commonwealth Edison) and UAL
                                                                                                   Corporation (airlines).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
 Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------------------------------------------------------------------------



48 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D. TSERETOPOULOS (50) Trustee          Since 1991          21                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (74)          Trustee          Since 1993          18                         Director, Amerada Hess
 500 East Broward Blvd.                                                                            Corporation (exploration and
 Suite 2100                                                                                        refining of oil and gas);
 Fort Lauderdale, FL 33394-3091                                                                    Total Logistics, Inc.
                                                                                                   (formerly C2, Inc.) (operating
                                                                                                   and investment business); and
                                                                                                   Weatherford International, Ltd
                                                                                                   (oilfield products and
                                                                                                   servicing) (2004-present); and
                                                                                                   FORMERLY, Director, H.J. Heinz
                                                                                                   Company (processed foods and
                                                                                                   allied products) (1987-1988;
                                                                                                   1993-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
 Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
 Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United
 States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until
 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)         Trustee,         Trustee and         142                        None
 One Franklin Parkway              Chairman of      Chairman of the
 San Mateo, CA 94403-1906          the Board and    Board since
                                   Vice President   1995 and Vice
                                                    President since
                                                    1992

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
 Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 49

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (59)              Vice President   Since 1996          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (52)               Chief            Since July 2004     Not Applicable             Not Applicable
 One Franklin Parkway              Compliance
 San Mateo, CA 94403-1906          Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin
 Resources, Inc.; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
 JEFFREY A. EVERETT (40)           Vice President   Since 2001          Not Applicable             Not Applicable
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (44)           Vice President   Since 1991          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
 Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
 Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (57)             Senior Vice      Since 2002          Not Applicable             Not Applicable
 500 East Broward Blvd.            President and
 Suite 2100                        Chief
 Fort Lauderdale, FL 33394-3091    Executive
                                   Officer -
                                   Finance and
                                   Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


50 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)                Vice President   Since 2000          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
 Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (57)             Vice President   Since 2000          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory
 Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor
 Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC,
 and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc.
 and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
 Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel
 and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
 Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (64)       Vice President   Since 1996          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (64)                  Vice President   Since 1994          Not Applicable             Not Applicable
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
 Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)            Vice President-  Since 2002          Not Applicable             Not Applicable
 600 Fifth Avenue                  AML
 Rockefeller Center                Compliance
 New York, NY 10020-2302

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
 Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 51

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MARK MOBIUS (68)                  President and    President since     Not Applicable             Not Applicable
 17th Floor,                       Chief            1991 and Chief
 The Chater House                  Executive        Executive Officer -
 8 Connaught Road                  Officer -        Investment
 Central Hong Kong                 Investment       Management
                                   Management       since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive
 Vice President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and
 FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987);
 and Director, Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
 ROBERT C. ROSSELOT (44)           Secretary        Since December      Not Applicable             Not Applicable
 500 East Broward Blvd.                             2004
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary,
 Templeton Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America
 (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
 GREGORY R. SEWARD (48)            Treasurer        Since October       Not Applicable             Not Applicable
 500 East Broward Blvd.                             2004
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (67)            Vice President   Since 2000          Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


52 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS             POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (53)              Chief Financial  Since May 2004      Not Applicable             Not Applicable
 500 East Broward Blvd.            Officer and
 Suite 2100                        Chief
 Fort Lauderdale, FL 33394-3091    Accounting
                                   Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
 Services, LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1992 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003, CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY CHAIRMAN FROM 1980-2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.




                                                              Annual Report | 53

Templeton Developing Markets Trust

SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.





54 |  Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund


TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.




11/04                                              Not part of the annual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]   One Franklin Parkway
       INVESTMENTS         San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
DEVELOPING MARKETS TRUST


INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.




711 A2004 02/05





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $65,327 for the fiscal year ended December 31, 2004 and $81,041 for the fiscal year ended December 31, 2003.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $48,949 for the fiscal year ended December 31, 2004 and $3,134 for the fiscal year ended December 31, 2003. The services for which these fees were paid included attestation services.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $970 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,030 for the fiscal year ended December 31, 2004 and $12,000 for the fiscal year ended December 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant  described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,949 for the fiscal year ended December 31, 2004 and $15,134 for the fiscal year ended December 31, 2003.

(h) No disclosures are required by this Item 4(h).



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: April 25, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: April 25, 2005



By /s/GALEN G. VETTER
   ----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: April 25, 2005